Bank facilities	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Bank facilities
Bank facilities:
The Corporation has certain bank facilities available to it, which are secured by a hypothecation of the Corporation’s cash and cash equivalents.
Bank Operating Line
The Corporation has a demand revolving facility (“Bank Operating Line”) in which an operating line of credit of up to CDN $7,000,000 is made available to be drawn upon by the Corporation. The Bank Operating Line can be utilized to assist in financing the day-to-day operating activities and short-term working capital requirements of the business. Outstanding amounts are charged interest at the bank’s prime rate minus 0.50% per annum and are repayable on demand by the bank.
There was no activity under the Bank Operating Line in 2017, and there were no outstanding amounts payable on the Bank Operating Line as of December 31, 2017 and 2016.

13.	Bank facilities (cont'd):
Leasing Facility
The Corporation also has a CDN $1,830,770 capital leasing facility (“Leasing Facility”) which can be utilized to finance the acquisition and lease of operating equipment. Interest is charged on outstanding amounts at the bank’s prime rate per annum and is repayable on demand by the bank in the event of certain conditions.
At December 31, 2017, $nil (2016 - a nominal amount) was outstanding on the Leasing Facility which is included in the finance lease liability (note 16).
Forward Contract Facility
The Corporation also has a CDN $5,000,000 demand revolving line (“Forward Contract Facility”) and a CDN $20,000,000 credit facility (“EncoreFX Facility”), which are both available for use when the Corporation purchases forward foreign exchange contracts or forward platinum contracts used to hedge against currency and platinum price fluctuations, respectively.
Periodically, the Corporation uses forward foreign exchange and forward platinum purchase contracts to manage exposure to currency rate fluctuations and platinum price fluctuations. These contracts are recorded at their fair value as either assets or liabilities on the balance sheet. Any changes in fair value are either (i) recorded in the statement of comprehensive income if formally designated and qualified under hedge accounting criteria; or (ii) recorded in the statement of operations if either not designated, or not qualified, under hedge accounting criteria.
At December 31, 2017, the Corporation had outstanding foreign exchange currency contracts to purchase a total of CDN $12,000,000 (2016 – CDN $10,750,000) at an average rate of 1.28 CDN per U.S. dollar, resulting in an unrealized gain of CDN $243,000 at December 31, 2017 (2016 – unrealized gain of CDN $220,000). The outstanding foreign exchange currency contracts are not qualified under hedge accounting.